Fair Value	12 Months Ended
Dec. 31, 2010
Fair Value [Abstract]
Fair Value

11. Fair Value

The following is a description of the valuation methodologies and pricing assumptions we used for financial instruments measured and recorded at fair value on a recurring basis in our financial statements and the classification of such instruments pursuant to the valuation hierarchy.

Cash Equivalents and Investments

Where quoted prices for identical securities are available in an active market, we use quoted market prices to determine the fair value of investment securities and cash equivalents, and they are classified in Level 1 of the valuation hierarchy. Level 1 securities include U.S. Government and Agency Issues and money market mutual funds for which there are quoted prices in active markets.

For other debt securities which are classified in Level 3, we use discounted cash flow models to estimate the fair value using various methods including the market and income approaches. In developing these models, we utilize certain assumptions that market participants would use in pricing the investment, including assumptions about risk and the risks inherent in the inputs to the valuation technique. We maximize the use of observable inputs in the pricing models where quoted market prices from securities and derivatives exchanges are available and reliable. We also use certain unobservable inputs that cannot be validated by reference to a readily observable market or exchange data and rely, to a certain extent, on management’s own assumptions about the assumptions that market participants would use in pricing the security. We use many factors that are necessary to estimate market values, including interest rates, market risks, market spreads, timing of contractual cash flows, market liquidity, review of underlying collateral and principal, interest and dividend payments.

Derivatives

Derivatives are classified in Level 3 of the valuation hierarchy. To estimate the fair value, we use an income approach based on valuation models, including option pricing models and discounted cash flow models. We maximize the use of market-based observable inputs in the models and develop our own assumptions for unobservable inputs based on management estimates of market participants’ assumptions in pricing the instruments.

We use a trinomial option pricing model to estimate the fair value of the Exchange Options. The inputs include the contractual terms of the instrument and market-based parameters such as interest rate forward curves, stock price and dividend yield. A level of subjectivity is applied to estimate our stock price volatility. The stock price volatility is based on our historical stock price volatility giving consideration to our estimates of market participant adjustments for general market conditions as well as company-specific factors such as market trading volume and our expected future performance.

The following table summarizes our financial assets and liabilities by level within the valuation hierarchy at December 31, 2010 (in thousands):

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Financial assets:
Cash and cash equivalents	$1,230,242	$—	$—	$1,230,242
Short-term investments	$502,316	$—	$—	$502,316
Long-term investments	$—	$—	$15,251	$15,251
Other assets — derivative assets	$—	$—	$292	$292
Financial liabilities:
Other current liabilities — derivative liabilities	$—	$—	$(167,892)	$(167,892)

The following table summarizes our financial assets and liabilities by level within the valuation hierarchy at December 31, 2009 (in thousands):

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Financial assets:
Cash and cash equivalents	$1,690,552	$—	$—	$1,690,552
Short-term investments	$2,106,661	$—	$—	$2,106,661
Long-term investments	$74,516	$—	$13,171	$87,687

The following table presents the change in Level 3 financial assets and liabilities measured on a recurring basis for the year ended December 31, 2010 (in thousands):

	January 1, 2010	Acquisitions, Issuances and Settlements	Net Unrealized Gains (Losses) Included in Earnings		Net Unrealized Gains (Losses) Included in Accumulated Other Comprehensive Income	December 31, 2010	Net Unrealized Gains (Losses) Included in 2010 Earnings Relating to Instruments Held at December 31, 2010
Long-term investments:
Other debt securities	$13,171	$—	$—		$2,080	$15,251	$—
Other assets:
Derivatives	—	648	(356	)(1)	—	292	(356)
Other current liabilities:
Derivatives	—	(231,503)	63,611	(1)	—	(167,892)	63,611

(1)	Included in Gain (loss) on derivative instruments in the consolidated statements of operations.

The following table presents the change in Level 3 financial assets and liabilities measured on a recurring basis for the year ended December 31, 2009 (in thousands):

	January 1, 2009	Acquisitions, Issuances and Settlements	Net Unrealized Gains (Losses) Included in Earnings		Net Unrealized Gains (Losses) Included in Accumulated Other Comprehensive Income	December 31, 2009	Net Unrealized Gains (Losses) Included in 2009 Earnings Relating to Instruments Held at December 31, 2009
Long-term investments:
Other debt securities	$18,974	$—	$(10,015	)(1)	$4,212	$13,171	$(10,015)
Other current liabilities:
Derivatives	(21,591)	14,652	6,939	(2)	—	—	—

(1)	Included in Other income (expense), net in the consolidated statements of operations.
(2)	Included in Gain (loss) on derivative instruments in the consolidated statements of operations.

During the year ended December 31, 2010, we recognized losses of $10.8 million on nonrecurring fair value measurements, which were categorized as Level 3 measurements, on certain assets held and used by international subsidiaries. These losses were included in Net loss from discontinued operations, see Note 20, Discontinued Operations. We no longer hold these assets at December 31, 2010.

The following is the description of the fair value for financial instruments we hold that are not subject to fair value recognition.

Debt Instruments

To estimate the fair value of the Senior Secured Notes and Rollover Notes, the Second-Priority Secured Notes and the Exchangeable Notes, we used the average indicative price from several market makers.

To estimate the fair value of the Vendor Financing Notes, we used an income approach based on the contractual terms of the notes and market-based parameters such as interest rates. A level of subjectivity and judgment was used to estimate an appropriate discount rate to calculate the present value of the estimated cashflows.

The following table presents the carrying value and the approximate fair value of our outstanding debt instruments at December 31, 2010 and 2009 (in thousands):

	December 31, 2010		December 31, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Notes:
Senior Secured Notes and Rollover Notes	$2,905,107	$3,180,662	$2,714,731	$2,810,616
Second-Priority Secured Notes	$500,000	$520,833
Exchangeable Notes(1)	$499,129	$746,107
Vendor Financing Notes	$59,987	$60,793

(1)	Carrying value as of December 31, 2010 is net of $230.1 million discount arising from the separation of the Exchange Options from the debt host instrument.